Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Share

Basic and diluted earnings per share for each of the years presented is calculated as follows:

	Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Numerator:
Net income used in calculating earnings per share-basic and diluted	442,718,263	261,344,391	117,438,250	18,428,624
Denominator:
Weighted average number of Class A ordinary shares outstanding used in calculating basic and diluted earnings per share	67,315,727	68,286,954	68,286,954	68,286,954
Weighted average number of Class B ordinary shares outstanding used in calculating basic and diluted earnings per share	34,762,909	34,762,909	34,762,909	34,762,909
Allocation of undistributed earnings — basic and diluted:
To Class A Shares	291,950,431	173,182,301	77,821,553	12,211,900
To Class B Shares	150,767,832	88,162,090	39,616,697	6,216,724
Basic and diluted earnings per share:
To Class A Shares	4.34	2.54	1.14	0.18
To Class B Shares	4.34	2.54	1.14	0.18